Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2026	Jun. 30, 2025	Jun. 30, 2024
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	50,000,000	50,000,000	50,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	10,000,000,000	10,000,000,000	10,000,000,000
Common stock, shares issued	1,302,942,407	1,262,680,891	1,221,346,586
Common stock, shares outstanding	1,302,942,407	1,262,680,891	1,221,346,586